EQUITY	0 Months Ended
Dec. 31, 2013
Equity [Abstract]
Equity

<>NOTE 15—EQUITY:

<>a.       Share capital:

<>As of December 31, 2013, there were 947 million ordinary shares issued (December 31, 2012—944 million). Teva shares are traded on the Tel-Aviv Stock Exchange (“TASE”) and, in the form of American Depositary Shares, each of which represents one ordinary share, on the New York Stock Exchange in the United States.

In December 2011, Teva's board of directors authorized the Company to repurchase up to an aggregate of $3 billion of its ordinary shares and American Depositary Shares, of which, as of December 31, 2013, $1.33 billion remain available for repurchases. This repurchase authorization has no time limit. Repurchases may be commenced or suspended at any time or from time to time.

The following table summarizes the shares repurchased and the amount Teva spent on these repurchases:

	Year ended December 31,

	2013	2012	2011
	(in millions)
Amount spent on shares repurchased	$497	$1,161	$899
Number of shares repurchased	12.8	28.1	19.6

b.       Registered offerings:

<>In December 2011, the Company filed a shelf registration statement with the U.S. Securities and Exchange Commission. Under this registration statement, Teva may, from time to time, sell shares, debt securities and/or any other securities described in the registration statement in one or more offerings.

<>c.       Stock-based compensation plans:

<>Stock-based compensation plans are comprised of employee stock option plans and restricted stock units (“RSUs”) and other equity-based awards to employees, officers and directors. The purpose of the plans is to enable the Company to attract and retain qualified personnel and to motivate such persons by providing them with equity participation in the Company.

On June 29, 2010, the Teva Long-Term Equity-Based Incentive Plan was approved by the shareholders, under which 70 million equivalent stock units, including both options exercisable into ordinary shares and RSUs, were approved for grant. As of December 31, 2013, 29 million equivalent stock units remained available for future awards.

In the past, Teva had various employee stock and incentive plans under which stock options and other share-based awards were granted. Stock options and other share-based awards granted under such prior plans continue in accordance with the terms of the respective plans.

<>The vesting period of the outstanding options and RSUs is generally 1 to 4 years from the date of grant. The rights of the ordinary shares obtained from the exercise of options or RSUs are identical to those of the other ordinary shares of the Company. The contractual term of these options is primarily for seven years in prior plans and ten years for options granted under the 2010 plan described above.

<>Status of options

<>A summary of the status of the options as of December 31, 2013, 2012 and 2011, and changes during the years ended on those dates, is presented below (the number of options represents ordinary shares exercisable in respect thereof).

	Year ended December 31,
	2013		2012		2011
	Number (in thousands)	Weighted average exercise price	Number (in thousands)	Weighted average exercise price	Number (in thousands)	Weighted average exercise price
		$		$		$
Balance outstanding at beginning of year	36,580	44.40	33,298	44.92	28,164	44.77
Changes during the year:
Granted	1,701	38.37	7,231	40.50	9,550	42.56
Exercised	(2,797)	32.17	(704)	33.36	(2,295)	30.21
Forfeited	(3,003)	45.51	(3,245)	44.76	(2,121)	48.61
Balance outstanding at end of year	32,481	45.05	36,580	44.40	33,298	44.92
Balance exercisable at end of year	17,082	47.30	14,230	44.30	11,456	41.01

The weighted average fair value of options granted during the years was estimated by using the Black-Scholes option-pricing model:

	Year ended December 31,
	2013	2012	2011

Weighted average fair value	$ 6.6	$ 7.4	$ 9.2

The fair value of these options was estimated on the date of grant, based on the following weighted average assumptions:

	Year ended December 31,
	2013	2012	2011

Dividend yield	3.3%	2.6%	2.0%
Expected volatility	23%	24%	27%
Risk-free interest rate	2.1%	1.3%	1.3%
Expected life term	9 years	8 years	6 years

The expected term was estimated based on the weighted average period the options granted are expected to be outstanding taking into consideration the current vesting of options and the historical exercise patterns of existing options. The expected volatility assumption used is based on a blend of the historical and implied volatility of the Company's stock. The risk-free interest rate used is based on the yield of U.S. Treasuries with a maturity closest to the expected term of the options granted. The dividend yield assumption reflects the expected dividend yield based on historical dividends and expected dividend growth.

The following tables summarize information at December 31, 2013 regarding the number of ordinary shares issuable upon (1) outstanding options and (2) vested options:
(1) Number of ordinary shares issuable upon exercise of outstanding options
Range of exercise prices			Balance at end of period (in thousands)	Weighted average exercise price	Weighted average remaining life	Aggregate intrinsic value (in thousands)
			Number of shares	$	Years	$
$ -	-	$ -	-	-	-	-
$ -	-	$ -	-	-	-	-
$10.00	-	$35.10	9	20.97	0.50	165
$35.11	-	$40.10	6,195	38.70	9.01	8,549
$40.11	-	$45.10	13,587	42.32	5.43	-
$45.11	-	$50.10	5,634	48.31	6.45	-
$50.11	-	$55.10	6,428	52.54	3.37	-
$55.11	-	$65.00	628	60.92	3.15	-
Total			32,481	45.05	5.84	8,714

(2) Number of ordinary shares issuable upon exercise of vested options
Range of exercise prices			Balance at end of period (in thousands)	Weighted average exercise price	Weighted average remaining life	Aggregate intrinsic value (in thousands)
			Number of shares	$	Years	$
$ -	-	$ -	-	-	-	-
$ -	-	$ -	-	-	-	-
$10.00	-	$35.10	9	20.97	0.50	165
$35.11	-	$40.10	1,233	38.85	8.73	1,517
$40.11	-	$45.10	6,530	42.65	2.67	-
$45.11	-	$50.10	3,074	48.47	5.76	-
$50.11	-	$55.10	5,852	52.78	3.04	-
$55.11	-	$65.00	384	61.04	3.15	-
Total			17,082	47.30	3.80	1,682

<>The aggregate intrinsic value in the above tables represents the total pre-tax intrinsic value, based on the Company's closing stock price of $40.08 on December 31, 2013, less the weighted average exercise price in each range. This represents the potential amount receivable by the option holders had all option holders exercised their options as of such date. The total number of in-the-money options exercisable as of December 31, 2013 was 1.2 million.

<>The total intrinsic value of options exercised during the years ended December 31, 2013, 2012 and 2011 was $19 million, $6 million and $35 million, respectively, based on the Company's average stock price of $38.99, $41.63 and $45.49 during the years then ended, respectively.

<>Status of non-vested RSUs

<>The fair value of RSUs is estimated based on the market value of the Company's stock on the date of award, less an estimate of dividends that will not accrue to RSU holders prior to vesting.

<>The following table summarizes information about the number of RSUs issued and outstanding:

	Year ended December 31,
	2013		2012		2011
	Number (in thousands)	Weighted average grant date fair value $	Number (in thousands)	Weighted average grant date fair value$	Number (in thousands)	Weighted average grant date fair value $

Balance outstanding at beginning of year	3,744	41.04	3,093	43.23	2,290	45.78
Granted	289	35.80	1,320	38.00	1,295	39.41
Vested	(1,222)	41.04	(519)	45.65	(389)	44.43
Forfeited	(299)	40.98	(150)	43.97	(103)	45.49
Balance outstanding at end of year	2,512	40.48	3,744	41.04	3,093	43.23

<>The Company has expensed compensation costs, net of estimated forfeitures, based on the grant-date fair value. For the years ended December 31, 2013, 2012 and 2011, the Company recorded stock-based compensation costs as follows:

	Year ended December 31,
	2013	2012	2011

	(U.S. $ in millions)
Employee stock options	$40	$58	$63
Restricted stock units (“RSUs”)	24	24	28
Total stock-based compensation expense	64	82	91
Tax effect on stock-based compensation expense	14	13	13
Net effect	$50	$69	$78

<>The total unrecognized compensation cost before tax on employee stock options and RSUs amounted to $83 million and $64 million, respectively, at December 31, 2013, and is expected to be recognized over a weighted average period of 1.1 years for stock options and a weighted average period of 1.2 years for RSUs.

<>d.        Dividends and accumulated other comprehensive income (loss): <><><<><><>Divid

  Dividends are declared in New Israeli Shekels (“NIS”), and paid in NIS and USD. Dividends paid per share in the years ended December 31, 2013, 2012 and 2011 were $1.28, $1.03 and $0.89, respectively. Subsequent to December 31, 2013, the Company declared an additional dividend of 1.21 NIS per share in respect of the fourth quarter of 2013.
  The components of accumulated other comprehensive loss attributable to Teva are presented in the table below:

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	December 31,
	2013	2012	2011

	(U.S. $ in millions)
Currency translation adjustment, net of tax	$151	$175	$(455)
Unrealized loss from available-for-sale securities, net of tax	5	(7)	(72)
Unrealized loss from cash flow hedge	(197)	(93)	(30)
Defined benefit plans, net of tax	(50)	(92)	(32)
Accumulated other comprehensive loss attributable to Teva	$(91)	$(17)	$(589)

The following table presents the changes in the components of accumulated other comprehensive loss for the year ended December 31, 2013:

	Currency translation adjustment	Unrealized gain (loss) from available-for-sale securities	Unrealized (gain) loss from cash flow hedge	Defined benefit plan items	Total accumulated other comprehensive loss
	(U.S. $ in millions)
Other comprehensive income (loss) before reclassifications	$(46)	$18	$(111)	$20	$(119)
Amounts reclassified from accumulated other comprehensive loss before tax:
Currency translation adjustment, included in financial expenses - net	17				17
Gains on marketable securities, included in financial expenses - net		(6)			(6)
Loss on derivative financial instruments, included in net revenues			7		7
Loss on defined benefit plans, included in various statement of income items **				24	24
Amounts reclassified from accumulated other comprehensive loss before tax	17	(6)	7	24	42
Net other comprehensive income (loss) before tax	(29)	12	(104)	44	(77)
Income tax related to items of other comprehensive income (loss)	5	*	*	(2)	3
Net other comprehensive income (loss) after tax	$(24)	$12	$(104)	$42	$(74)

* Represents an amount of less than $0.5 million.
** Affected mostly general and administrative expenses, as well as cost of sales, research and development expenses, and sales and marketing expenses.